Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following tables present geographical information about external revenues.

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Colombia	$21,869	$21,797	$39,251	$42,751
United States	33,344	26,041	65,022	47,397
Panama	1,355	3,418	2,823	8,323
Other	1,485	680	3,000	1,306
Total	$58,053	$51,936	$110,096	$99,777

The following tables present revenues from external customers, long-lived assets and deferred taxes by geographical region, and revenues from external customers by product groups. Geographical information is based on the location where the sale originated or the assets are held.

	December 31,
	2014		2013
	Revenues	Long-Lived Assets	Revenues	Long-Lived Assets
Colombia	$80,062	$26,830	$101,754	$20,701
United States	101,612	10,775	66,723	—
Panama	11,351	—	10,210	—
Other	4,427	—	4,607	—
Total	$197,452	$37,605	$183,294	$20,701
	December 31,
	2014	2013
[Deferred Tax Assets] Colombia	$3,253	$1,429

Revenue by Product Groups
	December 31,
	2014	2013
Glass and framing components	$69,122	$65,616
Windows and architectural systems	128,330	117,678
Total Revenues	$197,452	$183,294

Schedule Of Revenues And Operating Income For Current Interim Periods And Total Assets With Material Change [Table Text Block]

Revenue by Product Groups

	December 31,
	2014	2013
TG – glass and framing components	$122,650	$105,057
ES – design, manufacture and installation services	128,330	117,678
Elimination	(53,528)	(39,441)
Total Revenues	$197,452	$183,294